LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP Nomura Diversified Floating Rate Fund

Supplement Dated August 5, 2026

to the Summary and Statutory Prospectuses dated May 1, 2026

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the Summary and Statutory Prospectuses

This Supplement updates certain information in the Statutory and Summary Prospectuses for the fund listed above (the “Fund”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of the Lincoln Variable Insurance Products Trust (the “Trust”) held on June 2-3, 2026 (the “Meeting”), the Board approved a sub-sub-advisory agreement between Nomura Investments Fund Advisers, (“NIFA”) and Nomura Corporate Research and Asset Management Inc. (the “Sub-Sub-Adviser”), effective on or about August 21, 2026 (“Effective Date”). NIFA will continue to serve as sub-adviser to the Fund; the Sub-Sub-Adviser may provide services to the Fund as, and to the extent that, NIFA delegates its sub-advisory services to them from time to time. The Sub-Sub-Adviser is an affiliate of NIFA. Shareholders of the Funds will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about the Sub-Sub-Adviser.

As of the Effective Date, the Funds’ Summary and Statutory Prospectuses are revised as follows:

1.	The first paragraph under the heading Principal Investment Strategies on page 2 of the Fund’s Summary Prospectus is deleted and replaced with the following:

Nomura Investments Fund Advisers (“NIFA” or “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets. In managing the Fund, NIFA utilizes Nomura Corporate Research and Asset Management Inc., an affiliated sub-sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.

2.	The following information is added under the Investment Adviser and Sub-Adviser section on page 4 of the Fund’s Summary Prospectus:

Investment Sub-Sub-Adviser: Nomura Corporate Research and Asset Management Inc.

3.	The second paragraph under the heading Investment Objective and Principal Investment Strategies beginning on page 6 of the Fund’s Prospectus is deleted and replaced with the following:

Nomura Investments Fund Advisers (“NIFA” or “Sub-Adviser”) serves as the Fund’s sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets. In managing the Fund, NIFA utilizes Nomura Corporate Research and Asset Management Inc., an affiliated sub-sub-adviser. The Sub-Adviser is responsible for the day-to-day management of the Fund’s assets.

4.	The following information is added under the heading Management and Organization beginning on page 10 of the Fund’s Prospectus:

Sub-Sub- Adviser	Nomura Corporate Research and Asset Management Inc. (“NCRAM”) is located at Worldwide Plaza, 309 West 49th Street, New York, NY 10019. NCRAM is a wholly owned subsidiary of Nomura Holdings Inc. As of December 31, 2025, NCRAM and its affiliates had $38 billion in assets under management.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP Nomura Diversified Floating Rate Fund

Supplement Dated August 5, 2026

to the Statement of Additional Information dated May 1, 2026

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the SAI

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the fund listed above (the “Fund”). You may obtain copies of the Funds’ SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of the Lincoln Variable Insurance Products Trust (the “Trust”) held on June 2-3, 2026 (the “Meeting”), the Board approved a sub-sub-advisory agreement between Nomura Investments Fund Advisers, (“NIFA”) and Nomura Corporate Research and Asset Management Inc. (the “Sub-Sub-Adviser”), effective on or about August 21, 2026 (“Effective Date”). NIFA will continue to serve as sub-adviser to the Fund; the Sub-Sub-Adviser may provide services to the Fund as, and to the extent that, NIFA delegates its sub-advisory services to them from time to time. The Sub-Sub-Adviser is an affiliate of NIFA. Shareholders of the Funds will receive an Information Statement in the near future, as required under the Trust’s Manager of Managers Exemptive Order, with more detailed information about the Sub-Sub-Adviser.

As of the Effective Date, the SAI is revised as follows:

The paragraph entitled “Nomura Investments Fund Advisers (“NIFA”)” under the Sub-Advisory Fees Paid by Each Fund section beginning on page 67 of the SAI is deleted and replaced with the following:

Nomura Investments Fund Advisers (“NIFA”) is a series of NIMBT (a Delaware statutory trust), which is a subsidiary of, and subject to the ultimate control of, Nomura Holdings, Inc., a publicly traded Japanese company. The Manager is part of Nomura Asset Management. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Pursuant to a sub-sub-advisory agreement, NIFA may utilize as sub-sub-adviser, Nomura Corporate Research and Asset Management Inc. located at Worldwide Plaza, 309 West 49th Street, New York, NY 10019, which is an affiliate of NIFA.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE